Average Annual Total Returns{- Communication Services Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Communication Services Fund - AMCIZ PRO-06 - Communication Services Portfolio	Fidelity Advisor Communication Services Fund Class A Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class A Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions Since Inception		Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Communication Services Fund Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Communication Services Fund Class M Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class M Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class C Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class C Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class I Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class I Return Before Taxes Since Inception		Fidelity Advisor Communication Services Fund Class Z Return Before Taxes Past 1 year	Fidelity Advisor Communication Services Fund Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1522 Past 1 year	F1522 Since Inception
Total	8.98%	21.07%	[1]	7.09%	16.47%	[1]	5.86%	15.24%	[1]	11.33%	21.70%	[1]	13.79%	22.50%	[1]	15.96%	23.79%	[1]	16.12%	23.95%	[1]	28.71%	21.50%	[1]	13.86%	19.35%	[1]

[1]	(a)From November 30, 2018